Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (3,044)	$ (2,726)
Income statement	(400)	(240)
Business acquisitions	(2)	(12)
Other comprehensive income	(90)	(104)
Deficit	13	(11)
Other	60	42
Deferred tax liability (asset)	(3,463)	(3,044)
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	129	17
Income statement	(105)	109
Business acquisitions	5	3
Other	(2)
Deferred tax liability (asset)	31	129
POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	415	494
Income statement	3	(14)
Business acquisitions		0
Other comprehensive income	(54)	(65)
Deferred tax liability (asset)	364	415
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,763)	(1,761)
Income statement	0	(2)
Business acquisitions		0
Deferred tax liability (asset)	(1,763)	(1,763)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,642)	(1,400)
Income statement	(177)	(248)
Business acquisitions	(6)	(16)
Other	46	15
Deferred tax liability (asset)	(1,779)	(1,642)
CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	16	30
Income statement	(9)	(14)
Deferred tax liability (asset)	7	16
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(199)	(106)
Income statement	(112)	(71)
Business acquisitions	(1)	1
Other comprehensive income	(36)	(39)
Deficit	13	(11)
Other	12	27
Deferred tax liability (asset)	(323)	(199)
Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(3,051)
Deferred tax liability (asset)		(3,051)
Previously stated | NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	129
Deferred tax liability (asset)		129
Previously stated | POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	415
Deferred tax liability (asset)		415
Previously stated | INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,763)
Deferred tax liability (asset)		(1,763)
Previously stated | PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,649)
Deferred tax liability (asset)		(1,649)
Previously stated | CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	16
Deferred tax liability (asset)		16
Previously stated | OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(199)
Deferred tax liability (asset)		(199)
Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	7
Deferred tax liability (asset)		7
Adoption of IFRS 16 | PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ 7
Deferred tax liability (asset)		$ 7